Trust specific information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Physical gold bullion cost	$ 2,078,227	$ 2,100,112
Physical silver bullion cost	$ 1,030,025	1,036,069
Percent value of net assets of the Trust	0.40%
Threshold percent value of net assets of trust to calculate management fee	0.65%
Capital losses available for tax purposes	$ 0	0
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ 242	$ 82
Concentration Risk [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical gold bullion that constitutes total equity	65.80%	63.90%
Percentage of physical silver bullion that constitutes total equity		36.00%
Concentration Risk Location One [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	26.30%
Concentration Risk Location Two [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	7.80%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of gold	1.00%
Percentage increase in market value of silver	1.00%
Increase (decrease) in equity	$ 40,900	$ 44,200
Percentage decrease in market value of gold	1.00%
Percentage decrease in market value of silver	1.00%